Shareholder Fees - FidelityHedgedEquityFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityHedgedEquityFund-RetailPRO | Fidelity Hedged Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none